Prepaids and Other (Tables)	12 Months Ended
Dec. 31, 2024
Prepaids and Other [Abstract]
Schedule of Prepaids and Other
As at December 31,	Note	2024	2023
Prepaid expenses and deposits		$534	$230
Supplies inventory		143	95
Taxes recoverable		101	118
Amounts receivable and other		38	55
Due from a related party	21	26	25
		$842	$523